Income Taxes	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Taxes

Note 15. Income Taxes

Prior to the separation, in the Company’s combined financial statements, income tax expense and deferred tax balances were calculated on a separate return basis, although with respect to certain entities, the Company’s operations have historically been included in the tax returns filed by the respective RRD entities of which the Company’s business was a part. After the separation, the Company will file tax returns on its own behalf.  The provision for income tax and income tax balances represent the Company's tax liabilities as an independent company.

Income taxes have been based on the following components of earnings from operations before income taxes for the years ended December 31, 2016, 2015 and 2014:

	2016	2015	2014
U.S.	$129	$136	$61
Foreign	28	2	27
Total	$157	$138	$88

The components of income tax expense (benefit) from operations for the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Current
U.S. federal	$54	$76	$71
U.S. state and local	10	13	13
Foreign	5	13	5
Current income tax expense	69	102	89
Deferred
U.S. federal	(17)	(31)	(43)
U.S. state and local	(3)	(5)	(7)
Foreign	2	(2)	(9)
Deferred income tax benefit	(18)	(38)	(59)
Income tax expense	$51	$64	$30

Refer to Note 16, Comprehensive Income, for details of the income tax expense or benefit allocated to each component of other comprehensive loss.

The following table outlines the reconciliation of differences between the Federal statutory tax rate and the Company’s effective income tax rate:

	2016	2015	2014
Federal statutory tax rate	35.0%	35.0%	35.0%
State and local income taxes, net of U.S. federal income tax benefit	3.1	3.8	4.3
Change in valuation allowances	0.9	2.5	(5.6)
Foreign tax rate differential	(1.4)	0.8	(3.1)
International investment tax credit	(1.6)	(1.8)	(7.4)
Domestic manufacturing deduction	(3.1)	(4.4)	(6.7)
Adjustment of uncertain tax positions and interest	—	4.4	—
Acquisition-related expenses	—	3.0	0.5
Impairment charges	—	—	17.9
Other	(0.4)	3.2	(0.7)
Effective income tax rate	32.5%	46.5%	34.2%

Included in 2015 is a tax expense of $6 million that was recorded due to the receipt of an unfavorable court decision related to payment of prior year taxes in an international jurisdiction.

Deferred income taxes

The significant deferred tax assets and liabilities at December 31, 2016 and 2015 were as follows:

	2016	2015
Deferred tax assets:
Pension benefits plan liabilities	$126	$19
Net operating losses and other tax carryforwards	106	126
Accrued liabilities	57	31
Foreign depreciation	10	12
Other	6	8
Total deferred tax assets	305	196
Valuation allowances	(87)	(106)
Net deferred tax assets	$218	$90

Deferred tax liabilities:
Accelerated depreciation	$(91)	$(126)
Other intangible assets	(56)	(62)
Inventories	(11)	(14)
Other	(5)	(4)
Total deferred tax liabilities	(163)	(206)

Net deferred tax assets (liabilities)	$55	$(116)

In the fourth quarter of 2015, the Company adopted Accounting Standards Update No. 2015-17 “Income Taxes (Topic 740): Balance Sheet Classification of Deferred Taxes” (“ASU 2015-17”), which requires all deferred tax liabilities and assets to be classified as noncurrent on the balance sheet. The Company adopted the standard prospectively. Therefore, deferred tax balances above are classified as noncurrent in the consolidated and combined balance sheets as of December 31, 2016 and 2015.

Included in 2016 is a deferred tax asset balance related to the Company’s assumption of certain pension obligations and plan assets in single employer plans for the Company’s employees and certain employees and former employees and retirees of RRD.  The Company recorded a deferred tax asset of $139 million on October 1, 2016 for these plans.

Transactions affecting the valuation allowances on deferred tax assets during the years ended December 31, 2016, 2015 and 2014 were as follows:

	2016	2015	2014
Balance, beginning of year	$106	$111	$135
Current year expense-net	1	3	(5)
Write-offs	—	—	—
Transfer of U.K. entity to parent company	(7)	—	—
Foreign exchange and other	(13)	(8)	(19)
Balance, end of year	$87	$106	$111

As of December 31, 2016, the Company had domestic and foreign net operating loss deferred tax assets and other tax carryforwards of approximately $5 million and $101 million ($6 million and $120 million, respectively, at December 31, 2015), of which $105 million expires between 2017 and 2026. Limitations on the utilization of these tax assets may apply. The Company has provided valuation allowances to reduce the carrying value of certain deferred tax assets, as management has concluded that, based on the weight of available evidence, it is more likely than not that the deferred tax assets will not be fully realized.

Deferred income taxes are not provided on the excess of the investment value for financial reporting over the tax basis of investments in those foreign subsidiaries for which such excess is considered to be permanently reinvested in those operations. Undistributed earnings of foreign subsidiaries that are considered indefinitely reinvested outside of the U.S. were approximately $92 million as of December 31, 2016. Upon repatriation of these earnings to the U.S. in the form of dividends or otherwise, the Company may be subject to U.S. income taxes and foreign taxes. The tax cost would depend on income tax laws and circumstances at the time of distribution.

Cash payments for income taxes were $14 million, $3 million and $4 million during the years ended December 31, 2016, 2015 and 2014, respectively. Total amounts settled with RRD were $57 million, $88 million, and $86 million for 2016, 2015, and 2014, respectively. Cash refunds for income taxes were $3 million and $5 million during the years ended December 31, 2016 and 2015, respectively.  Cash refunds were de minimis in 2014.

Uncertain tax positions

Changes in the Company’s unrecognized tax benefits at December 31, 2016 and 2015 were as follows:

	2016	2015
Balance, beginning of year	$5	$—
Additions for tax positions of prior years	—	5
Settlements during the year	(5)	—
Foreign exchange and other	—	—
Balance, end of year	$—	$5

There were no uncertain tax positions during the year ended December 31, 2014.

The Company classifies interest expense and any related penalties related to income tax uncertainties as a component of income tax expense. The total interest expense, net of tax benefits, related to tax uncertainties recognized in the consolidated and combined statements of income was expense of $0 million, $1 million and $0 million for the years ended December 31, 2016, 2015 and 2014.  No benefits were recognized for the years ended December 31, 2016, 2015, and 2014, from the reversal of accrued penalties. Accrued interest of $2 million related to income tax uncertainties was reported as a component of other noncurrent liabilities in the consolidated and combined balance sheets at December 31, 2015. There was no interest accrued at December 31, 2016. There were no accrued penalties related to income tax uncertainties for years ended December 31, 2016 and 2015.

The Company has tax years from 2012 that remain open and subject to examination by the IRS, certain state taxing authorities or certain foreign tax jurisdictions.